UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Orchard Hill Capital Partners LP
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Address:    200 Riverside Blvd.
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            Apt. 24C
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            New York, N.Y. 10069
           --------------------------------------------------

Form 13F File Number:      028-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc Fussteig
           --------------------------------------------------
Title:       Managing Member of General Partner
           --------------------------------------------------
Phone:       917-544-8885
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ MARC FUSSTEIG                     New York, N.Y.         March 17, 2011
-----------------------------      -------------------      ----------------
[Signature]                            [City, State]             [Date]


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Report Type (Check only one.):

[ X  ]  13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
THE SECURITIES INCLUDED IN THIS 13F FILING QUARTERLY REPORT HAD BEEN INCLUDED ON THE 13F FILING QUARTERLY REPORT OF SWISS RE FINANCIAL PRODUCTS CORPORATION ("SWISS RE"). SWISS RE HAS AMENDED ITS 13F FILING QUARTERLY REPORT FOR THIS QUARTERLY PERIOD, AND THEIR REPORT NO LONGER CONTAINS THE SECURITIES INCLUDED HEREIN. AS A RESULT, ORCHARD HILL CAPITAL PARTNERS LP IS FILING THIS 13F FILING QUARTERLY REPORT TO REFLECT THE POSITIONS IT MANAGED THAT ARE NO LONGER BEING INCLUDED IN SWISS RE'S 13F FILING QUARTERLY REPORT.

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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          19
                                               -------------

Form 13F Information Table Value Total:         $235,732
                                               -------------
                                                (thousands)


List of Other Included Managers:


NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- ---------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
----------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----------
AMGEN INC                     COM             031162100   12,322    217,814 SH       SOLE       0          217,814      0          0
C&D TECHNOLOGIES INC          NOTE 5.500%11/1 124661AC3    3,356  5,400,000 PRN      SOLE       0                0      0  5,400,000
DRYSHIPS INC                  NOTE 5.000%12/0 262498AB4    5,105  5,000,000 PRN      SOLE       0                0      0  5,000,000
ENERGY CONVERSION DEVICES INC COM             292659109      680     64,300 SH       SOLE       0           64,300      0          0
EVERGREEN SOLAR INC           NOTE 4.000% 7/1 30033RAC2   20,600 40,000,000 PRN      SOLE       0                0      0 40,000,000
GILEAD SCIENCES INC           COM             375558103   37,485    866,296 SH       SOLE       0          866,296      0          0
GREAT ATLANTIC & PAC TEA INC  COM             390064103     2339    198,413 SH       SOLE       0          198,413      0          0
JETBLUE AIRWAYS CORP          COM             477143101   19,364  3,553,043 SH       SOLE       0        3,553,043      0          0
KRAFT FOODS INC               CL A            50075N104   14,395    529,600 SH       SOLE       0          529,600      0          0
LDK SOLAR CO LTD              SPONSORED ADR   50183L107     4014    572,558 SH       SOLE       0          572,558      0          0
LUCENT TECHNOLOGIES INC       DBCV 2.750%     549463AG2      495    500,000 PRN      SOLE       0                0      0    500,000
MASTERCARD INC                COM             57636Q104    4,595     17,950 SH       SOLE       0           17,950      0          0
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1 595017AB0   33,416 33,000,000 PRN      SOLE       0                0      0 33,000,000
NABORS INDUSTRIES LTD         SHS             G6359F103    6,567    300,000 SH       SOLE       0          300,000      0          0
OMNICOM GROUP                 COM             681919106      931     23,800 SH  PUT  SOLE       0           23,800      0          0
SIRIUS XM RADIO INC           COM             82967N108    1,600  2,666,667 SH       SOLE       0        2,666,667      0          0
SYMANTEC CORP                 COM             871503108   11,831    661,300 SH       SOLE       0          661,300      0          0
VERISIGN INC                  SDCV 3.250%     92343EAD4    4,421  5,000,000 PRN      SOLE       0                0      0  5,000,000
VORNADO RLTY L P              DEB 3.875%      929043AC1   52,216 47,867,000 PRN      SOLE       0                0      0 47,867,000


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